LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LEASES
Schedule Of Future Lease Payments
March 31,
(in thousands)	2022
Balance of 2022	$3,948
2023	4,890
2024	4,280
2025	3,451
2026 and beyond	43,038
Total lease payments	59,607
Less imputed interest	(23,697)
Total	$35,910

December 31,
(in thousands)	2021
2022 - 2023	$5,137
2024 - 2025	3,844
2026 and beyond	27,515
Total	$36,496

Schedule Of Lease Obligations
(in thousands)
Lease obligation
December 31, 2021	$36,496
Lease principal payments	(586)
March 31, 2022	$35,910
	March 31,	December 31,
(in thousands)	2022	2021
Lease obligation, current portion	$2,503	$2,444
Lease obligation, long-term portion	33,407	34,052
Total	$35,910	$36,496

(in thousands)
Lease obligation
December 31, 2019	$33,805
Additions	120
Lease reassessment	7,310
Lease principal payments	(2,401)
December 31, 2020	$38,834
Lease principal payments	(2,338)
December 31, 2021	$36,496

Schedule Of Lease Expense
	Three Months Ended
	March 31,	March 31,
(in thousands)	2022	2021
Amortization of leased assets (1)	$817	$742
Interest on lease liabilities (2)	573	563
Total	$1,390	$1,305

	Years Ended
	December 31,	December 31,	December 31,
(in thousands)	2021	2020	2019
Amortization of leased assets (1)	$3,238	$3,250	$3,025
Interest on lease liabilities (2)	2,406	1,866	1,778
Total	$5,644	$5,116	$4,803